UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-00862

The Growth Fund of America

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: November 30, 2015

Michael W. Stockton

The Growth Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

The Growth Fund of America®
Investment portfolio
November 30, 2015
unaudited
Common stocks 91.73% Information technology 23.02%	Shares	Value (000)
Alphabet Inc., Class C1	4,516,009	$3,353,588
Alphabet Inc., Class A1	3,295,020	2,513,606
Avago Technologies Ltd.[2]	21,224,538	2,768,741
Microsoft Corp.	44,577,600	2,422,793
Oracle Corp.	51,365,000	2,001,694
Visa Inc., Class A	24,152,958	1,908,325
ASML Holding NV (New York registered)	8,377,041	776,719
ASML Holding NV3	6,609,442	610,103
salesforce.com, inc.[1]	14,160,000	1,128,410
Alibaba Group Holding Ltd. (ADR)[1]	12,338,000	1,037,379
Texas Instruments Inc.	15,360,100	892,729
Taiwan Semiconductor Manufacturing Co., Ltd.[3]	159,610,000	685,313
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	8,743,800	199,009
Intuit Inc.	8,770,000	878,754
Nintendo Co., Ltd.[3]	5,702,440	876,642
Intel Corp.	23,572,100	819,602
LinkedIn Corp., Class A1	2,954,662	718,308
Facebook, Inc., Class A1	6,642,000	692,362
Accenture PLC, Class A	5,900,000	632,598
Broadcom Corp., Class A	10,975,848	599,611
MasterCard Inc., Class A	6,087,800	596,117
Murata Manufacturing Co., Ltd.[3]	3,804,300	591,259
Baidu, Inc., Class A (ADR)[1]	2,211,000	481,932
TE Connectivity Ltd.	6,350,000	426,021
VeriSign, Inc.[1]	4,745,000	424,393
Autodesk, Inc.[1]	6,430,000	408,112
NetSuite Inc.[1]	3,832,022	327,255
Skyworks Solutions, Inc.	3,815,000	316,721
Amphenol Corp., Class A	5,669,500	312,106
Qorvo, Inc.[1]	5,336,243	309,876
Apple Inc.	2,608,700	308,609
Motorola Solutions, Inc.	4,089,600	293,551
First Data Corp., Class B1,3,4	17,795,508	284,016
Cognizant Technology Solutions Corp., Class A1	4,180,000	269,944
Hexagon AB, Class B3	7,341,102	266,169
Arista Networks, Inc.[1]	3,312,222	243,515
Yahoo! Inc.[1]	5,790,000	195,760
Yandex NV, Class A1	10,603,000	176,328
Flextronics International Ltd.[1]	14,611,000	164,374
Cloudera, Inc.[1,2,3,5]	5,402,537	156,674
VMware, Inc., Class A1	2,400,000	147,384
Cisco Systems, Inc.	4,500,000	122,625
FireEye, Inc.[1]	5,250,000	120,120
Linear Technology Corp.	2,500,000	114,300
Twitter, Inc.[1]	4,500,000	114,300
Altera Corp.	2,000,000	105,600
Nuance Communications, Inc.[1]	5,000,000	104,650
The Growth Fund of America — Page 1 of 12

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
National Instruments Corp.	3,135,000	$98,439
MercadoLibre, Inc.	725,000	89,349
Automatic Data Processing, Inc.	1,000,000	86,260
Finisar Corp.[1,2]	6,998,000	84,466
Demandware, Inc.[1]	1,495,000	76,469
Analog Devices, Inc.	1,200,000	73,956
FLIR Systems, Inc.	2,300,000	70,288
KLA-Tencor Corp.	1,000,000	66,470
Mail.Ru Group Ltd. (GDR)[1,3]	2,699,085	62,014
Dolby Laboratories, Inc., Class A	1,720,000	59,478
Samsung Electronics Co., Ltd.[3]	45,189	50,028
Hewlett Packard Enterprise Co.	2,500,000	37,150
Gemalto NV3	536,618	33,868
Hewlett-Packard Co.	2,500,000	31,350
CommScope Holding Co., Inc.[1]	1,000,000	28,620
Viavi Solutions Inc.[1]	4,496,600	28,598
		33,874,800
Consumer discretionary 19.31%
Amazon.com, Inc.[1]	13,902,195	9,242,179
Home Depot, Inc.	21,911,200	2,933,471
Comcast Corp., Class A	25,747,000	1,566,962
Comcast Corp., Class A, special nonvoting shares	4,500,000	274,680
Netflix, Inc.[1]	13,497,669	1,664,668
Twenty-First Century Fox, Inc., Class A	46,459,200	1,371,011
Priceline Group Inc.[1]	941,500	1,175,792
NIKE, Inc., Class B	7,525,000	995,407
Viacom Inc., Class B	15,932,761	793,292
MGM Resorts International[1,2]	33,685,244	766,002
Walt Disney Co.	5,165,000	586,073
Time Warner Inc.	7,160,000	501,057
Tesla Motors, Inc.[1]	1,955,100	450,181
CBS Corp., Class B	8,085,000	408,131
BorgWarner Inc.	9,100,000	388,479
AutoNation, Inc.[1,2]	6,000,000	383,520
Johnson Controls, Inc.	7,935,000	365,010
Starbucks Corp.	5,875,000	360,666
Toyota Motor Corp.[3]	5,690,000	352,969
Naspers Ltd., Class N3	2,315,000	344,812
Liberty Global PLC, Class C1	4,976,520	204,037
Liberty Global PLC, Class A1	2,894,280	122,747
Charter Communications, Inc., Class A1	1,714,000	321,135
lululemon athletica inc.[1]	6,535,000	312,504
Lowe’s Companies, Inc.	3,915,847	299,954
Expedia, Inc.	2,362,093	290,797
Luxottica Group SpA[3]	3,608,300	241,043
D.R. Horton, Inc.	6,685,000	215,992
Lions Gate Entertainment Corp.	5,919,005	200,891
Volkswagen AG, nonvoting preferred[3]	1,323,000	183,769
Tiffany & Co.	1,640,000	130,675
Domino’s Pizza, Inc.	1,125,000	120,904
Marriott International, Inc., Class A	1,440,597	102,153
Carnival Corp., units	2,000,000	101,060
Renault SA3	1,000,000	100,736
PulteGroup, Inc.	5,000,000	97,400
The Growth Fund of America — Page 2 of 12

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Galaxy Entertainment Group Ltd.[3]	31,000,000	$90,874
Ralph Lauren Corp., Class A	680,087	84,474
Las Vegas Sands Corp.	1,500,000	66,090
Toll Brothers, Inc.[1]	1,700,000	63,206
Lennar Corp., Class A	1,100,000	56,331
Wynn Resorts, Ltd.	673,623	42,283
Hermès International[3]	90,000	31,668
		28,405,085
Health care 16.79%
Gilead Sciences, Inc.	25,173,741	2,667,410
UnitedHealth Group Inc.	22,292,405	2,512,577
Amgen Inc.	15,159,807	2,442,245
Express Scripts Holding Co.[1]	22,237,600	1,900,870
Alexion Pharmaceuticals, Inc.[1]	10,623,061	1,895,579
Regeneron Pharmaceuticals, Inc.[1]	2,364,326	1,287,376
Illumina, Inc.[1]	6,354,764	1,168,641
Thermo Fisher Scientific Inc.	8,403,000	1,162,975
Vertex Pharmaceuticals Inc.[1]	8,066,600	1,043,495
Stryker Corp.	8,278,376	798,532
Humana Inc.	4,603,305	776,393
BioMarin Pharmaceutical Inc.[1]	8,060,428	768,723
Endo International PLC[1]	9,128,161	561,199
Hologic, Inc.[1]	13,276,636	535,712
St. Jude Medical, Inc.	8,037,000	507,135
Boston Scientific Corp.[1]	26,630,000	486,796
Novartis AG3	5,495,000	468,802
athenahealth, Inc.[1,2]	2,529,861	424,384
Aetna Inc.	3,988,800	409,849
Incyte Corp.[1]	3,399,601	388,370
ResMed Inc.	3,829,337	228,114
bluebird bio, Inc.[1,2]	2,352,076	208,747
Abbott Laboratories	3,956,726	177,736
Biogen Inc.[1]	610,000	174,985
Teva Pharmaceutical Industries Ltd. (ADR)	2,510,000	157,954
Edwards Lifesciences Corp.[1]	868,263	141,527
Merck & Co., Inc.	2,660,000	141,007
Myriad Genetics, Inc.[1]	3,220,685	140,100
Grifols, SA, Class B, preferred nonvoting, non-registered shares[3]	3,870,000	134,429
Brookdale Senior Living Inc.[1]	5,755,000	129,372
Intercept Pharmaceuticals, Inc.[1]	690,200	121,827
Puma Biotechnology, Inc.[1]	1,608,000	121,082
Bristol-Myers Squibb Co.	1,570,000	105,206
PerkinElmer, Inc.	1,935,000	102,865
Baxalta Inc.	2,818,910	96,914
Envision Healthcare Holdings, Inc.[1]	3,140,502	86,364
Novo Nordisk A/S, Class B3	1,497,500	82,323
Baxter International Inc.	1,848,500	69,596
DaVita HealthCare Partners Inc.[1]	590,000	43,094
AmerisourceBergen Corp.	358,440	35,357
		24,705,662
The Growth Fund of America — Page 3 of 12

unaudited
Common stocks Financials 8.30%	Shares	Value (000)
American International Group, Inc.	24,416,268	$1,552,386
Crown Castle International Corp.	12,410,912	1,066,222
Berkshire Hathaway Inc., Class B1	5,683,508	762,102
Berkshire Hathaway Inc., Class A1	1,398	281,501
Wells Fargo & Co.	12,797,178	705,125
Goldman Sachs Group, Inc.	3,488,996	662,979
JPMorgan Chase & Co.	9,550,000	636,794
HDFC Bank Ltd.[3]	24,122,708	464,042
HDFC Bank Ltd. (ADR)	1,667,900	96,938
PNC Financial Services Group, Inc.	4,910,000	468,954
Legal & General Group PLC[3]	111,984,892	457,574
CIT Group Inc.	8,701,000	373,795
American Tower Corp.	3,690,000	366,712
Capital One Financial Corp.	4,668,000	366,485
Bank of America Corp.	19,700,000	343,371
Progressive Corp.	10,850,000	334,397
CME Group Inc., Class A	3,407,000	332,694
AIA Group Ltd.[3]	52,400,000	313,018
ACE Ltd.	2,706,100	310,796
State Street Corp.	3,911,230	283,877
American Express Co.	3,685,000	263,993
Onex Corp.	4,200,000	258,645
Morgan Stanley	6,000,000	205,800
Signature Bank[1]	1,206,970	190,882
Citigroup Inc.	3,305,000	178,768
Markit Ltd.[1]	5,811,500	171,439
Bank of Ireland[1,3]	383,200,000	142,717
UBS Group AG3	6,765,666	129,617
First Republic Bank	1,853,200	127,611
W. R. Berkley Corp.	1,560,000	86,830
Fifth Third Bancorp	4,000,000	82,680
Financial Engines, Inc.	1,860,000	67,016
Leucadia National Corp.	2,589,787	45,787
PacWest Bancorp	760,000	35,735
ICICI Bank Ltd. (ADR)	4,000,000	33,240
Weyerhaeuser Co.	422,321	13,586
		12,214,108
Industrials 6.77%
Union Pacific Corp.	16,689,600	1,401,092
Precision Castparts Corp.	4,102,109	949,802
General Dynamics Corp.	4,922,900	721,008
United Continental Holdings, Inc.[1]	11,264,000	627,743
Boeing Co.	4,115,000	598,527
Norfolk Southern Corp.	5,947,391	565,359
CSX Corp.	18,414,801	523,533
Rockwell Collins, Inc.	5,545,000	513,911
Nielsen Holdings PLC	9,245,400	431,575
Delta Air Lines, Inc.	9,200,000	427,432
Ryanair Holdings PLC (ADR)	5,399,758	415,241
American Airlines Group Inc.	9,125,000	376,497
Cummins Inc.	3,320,000	333,228
Sensata Technologies Holding NV1	6,150,000	281,731
TransDigm Group Inc.[1]	976,000	228,999
Lockheed Martin Corp.	877,000	192,203
The Growth Fund of America — Page 4 of 12

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Oshkosh Corp.[2]	4,368,000	$191,580
Danaher Corp.	1,709,448	164,774
Fastenal Co.	3,480,389	141,234
Meggitt PLC[3]	23,097,286	134,528
Robert Half International Inc.	2,627,000	134,450
Caterpillar Inc.	1,690,000	122,779
MTU Aero Engines AG3	1,177,559	116,895
J.B. Hunt Transport Services, Inc.	1,238,612	96,909
United Technologies Corp.	840,000	80,682
Honeywell International Inc.	700,000	72,765
IDEX Corp.	800,000	63,040
Bureau Veritas SA3	2,256,040	46,444
		9,953,961
Energy 5.40%
EOG Resources, Inc.	20,579,600	1,716,956
Concho Resources Inc.[1,2]	8,871,906	970,941
Noble Energy, Inc.	16,914,603	620,258
Suncor Energy Inc.	17,247,520	476,569
Schlumberger Ltd.	5,900,000	455,185
Canadian Natural Resources, Ltd.	18,730,100	453,578
Pioneer Natural Resources Co.	2,820,000	408,195
Cimarex Energy Co.	2,773,300	330,078
Weatherford International PLC[1]	30,180,000	326,246
Apache Corp.	6,500,000	319,670
Cabot Oil & Gas Corp.	15,885,000	299,115
BG Group PLC[3]	18,139,000	281,797
Range Resources Corp.	8,435,000	241,072
Enbridge Inc. (CAD denominated)	5,173,226	183,733
FMC Technologies, Inc.[1]	4,911,278	167,082
Royal Dutch Shell PLC, Class B (ADR)	2,428,800	121,294
Southwestern Energy Co.[1]	11,754,000	105,904
Tourmaline Oil Corp.[1]	4,073,000	77,437
Murphy Oil Corp.	2,556,000	73,050
Plains GP Holdings, LP, Class A	5,575,119	68,351
Golar LNG Ltd.	1,807,000	49,421
CONSOL Energy Inc.	6,235,000	49,132
Seven Generations Energy Ltd., Class A1	4,027,700	47,260
BP PLC[3]	5,247,179	30,446
BP PLC (ADR)	268,531	9,291
Cobalt International Energy, Inc.[1]	4,957,353	36,536
Peyto Exploration & Development Corp.	730,000	14,841
Baker Hughes Inc.	110,700	5,986
Chesapeake Energy Corp.	140,000	738
		7,940,162
Consumer staples 5.27%
Philip Morris International Inc.	21,194,433	1,852,182
Costco Wholesale Corp.	11,133,183	1,797,118
Kroger Co.	33,966,470	1,279,177
Kerry Group PLC, Class A3	6,065,824	489,302
Mead Johnson Nutrition Co.	5,587,600	450,305
Coca-Cola Co.	8,520,400	363,140
Herbalife Ltd.[1,2]	5,070,400	292,714
Walgreens Boots Alliance, Inc.	2,950,000	247,889
The Growth Fund of America — Page 5 of 12

unaudited
Common stocks Consumer staples (continued)	Shares	Value (000)
Nestlé SA3	2,387,600	$176,925
Glanbia PLC[3]	8,320,000	152,626
Associated British Foods PLC[3]	2,481,208	132,422
Whole Foods Market, Inc.	4,179,700	121,838
British American Tobacco PLC[3]	1,680,000	97,870
Pinnacle Foods Inc.	2,097,000	91,303
Pernod Ricard SA3	765,000	86,988
Avon Products, Inc.	21,720,000	74,934
Keurig Green Mountain, Inc.	1,039,779	54,484
		7,761,217
Materials 1.47%
Monsanto Co.	9,076,000	863,672
Praxair, Inc.	2,703,000	304,898
Celanese Corp., Series A	3,300,000	233,475
Syngenta AG3	510,000	187,862
Rio Tinto PLC[3]	4,682,000	155,565
Arkema SA3	1,983,510	142,740
First Quantum Minerals Ltd.	34,450,000	125,371
FMC Corp.	2,176,535	93,526
Air Products and Chemicals, Inc.	378,000	51,745
		2,158,854
Telecommunication services 0.38%
T-Mobile US, Inc.[1]	8,230,205	292,173
Zayo Group Holdings, Inc.[1]	7,372,018	179,140
SoftBank Group Corp.[3]	1,685,000	89,558
		560,871
Utilities 0.03%
NRG Energy, Inc.	3,588,200	44,350
Miscellaneous 4.99%
Other common stocks in initial period of acquisition		7,336,986
Total common stocks (cost: $79,607,743,000)		134,956,056
Preferred securities 0.00% Financials 0.00%
Fannie Mae, Series O, 7.00% noncumulative[1]	150,000	1,126
Total preferred securities (cost: $2,689,000)		1,126
Rights & warrants 0.05% Financials 0.05%
JP Morgan Chase & Co., warrants, expire 2018[1]	2,350,000	57,928
Citigroup Inc., Class A, warrants, expire 2019[1]	25,500,000	8,160
		66,088
Energy 0.00%
Kinder Morgan, Inc., warrants, expire 2017[1]	19,097,300	5,729
The Growth Fund of America — Page 6 of 12

unaudited
Rights & warrants Telecommunication services 0.00%	Shares	Value (000)
Broadview Networks Holdings, Inc., Series A1, warrants, expire 2020[1,3,5]	4,414	$—
Broadview Networks Holdings, Inc., Series A2, warrants, expire 2020[1,3,5]	1,672	—
Total rights & warrants (cost: $130,491,000)		71,817
Convertible stocks 0.17% Health care 0.09%
Stemcentrx, Inc., Series G, convertible preferred[2,3,5]	4,340,277	109,505
Acerta Pharma BV, Series B, convertible preferred[2,3,5]	3,043,477	32,811
		142,316
Consumer discretionary 0.08%
Uber Technologies, Inc., Series F, convertible preferred[2,3,5]	2,884,815	114,350
Total convertible stocks (cost: $249,350,000)		256,666
Short-term securities 7.94%	Principal amount (000)
3M Co. 0.10%–0.13% due 12/2/2015–12/16/2015[4]	$80,000	79,998
Abbott Laboratories 0.14%–0.15% due 12/1/2015–1/7/2016[4]	71,300	71,296
Apple Inc. 0.15%–0.20% due 1/6/2016–1/20/2016[4]	222,600	222,555
CAFCO, LLC 0.30% due 12/7/2015	50,000	49,999
Caterpillar Financial Services Corp. 0.12% due 12/14/2015	50,000	49,998
Chevron Corp. 0.24%–0.25% due 2/5/2016–2/23/2016[4]	114,900	114,838
Ciesco LLC 0.50% due 5/3/2016	75,000	74,836
Coca-Cola Co. 0.28%–0.47% due 12/18/2015–5/18/2016[4]	75,000	74,909
Colgate-Palmolive Co. 0.12% due 12/31/2015[4]	25,000	24,999
Danaher Corp. 0.17% due 12/21/2015	20,000	19,998
Emerson Electric Co. 0.22% due 1/14/2016[4]	34,200	34,195
ExxonMobil Corp. 0.10%–0.13% due 12/2/2015–1/5/2016	208,500	208,495
Fannie Mae 0.14%–0.26% due 12/1/2015–4/18/2016	1,913,800	1,913,205
Federal Farm Credit Banks 0.16%–0.40% due 1/7/2016–7/1/2016	325,000	324,604
Federal Home Loan Bank 0.07%–0.40% due 12/1/2015–6/6/2016	5,431,443	5,426,815
Freddie Mac 0.10%–0.24% due 12/2/2015–3/21/2016	1,313,500	1,313,104
General Electric Co. 0.09% due 12/1/2015	11,150	11,150
Google Inc. 0.14% due 1/26/2016[4]	40,000	39,989
Harvard University 0.15% due 1/14/2016	30,252	30,248
Honeywell International Inc. 0.26% due 12/11/2015[4]	30,300	30,299
IBM Corp. 0.17% due 12/22/2015[4]	50,000	49,998
John Deere Capital Corp. 0.13% due 12/8/2015[4]	30,000	29,999
John Deere Financial Ltd. 0.16% due 12/14/2015[4]	20,000	19,999
Jupiter Securitization Co., LLC 0.42% due 1/14/2016[4]	100,000	99,963
Kimberly-Clark Corp. 0.10% due 12/7/2015[4]	25,000	24,999
Parker-Hannifin Corp. 0.10% due 12/1/2015[4]	17,500	17,500
Pfizer Inc 0.20% due 2/2/2016[4]	47,000	46,984
Qualcomm Inc. 0.18% due 1/13/2016[4]	50,000	49,989
Regents of the University of California 0.12%–0.19% due 12/8/2015–1/21/2016	79,120	79,101
U.S. Treasury Bills 0.05%–0.26% due 12/3/2015–5/5/2016	700,000	699,523
Wal-Mart Stores, Inc. 0.10%–0.12% due 12/1/2015–12/14/2015[4]	221,000	220,997
The Growth Fund of America — Page 7 of 12

unaudited
Short-term securities	Principal amount (000)	Value (000)
Walt Disney Co. 0.20% due 2/26/2016[4]	$50,000	$49,968
Wells Fargo Bank, N.A. 0.48%–0.54% due 5/4/2016–5/16/2016	175,000	175,133
Total short-term securities (cost: $11,680,889,000)		11,679,683
Total investment securities 99.89% (cost: $91,671,162,000)		146,965,348
Other assets less liabilities 0.11%		161,975
Net assets 100.00%		$147,127,323
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
The Growth Fund of America — Page 8 of 12

unaudited
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended November 30, 2015, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 11/30/2015 (000)
Avago Technologies Ltd.	19,886,438	1,338,100	—	21,224,538	$8,497	$2,768,741
Concho Resources Inc.[1]	7,699,684	1,172,222	—	8,871,906	—	970,941
MGM Resorts International[1]	31,884,676	1,800,568	—	33,685,244	—	766,002
athenahealth, Inc.[1]	2,529,861	—	—	2,529,861	—	424,384
AutoNation, Inc.[1]	6,000,000	—	—	6,000,000	—	383,520
Herbalife Ltd.[1]	4,186,400	884,000	—	5,070,400	—	292,714
bluebird bio, Inc.[1]	2,056,187	295,889	—	2,352,076	—	208,747
Oshkosh Corp.	4,368,000	—	—	4,368,000	830	191,580
Cloudera, Inc.[1,3,5]	5,402,537	—	—	5,402,537	—	156,674
Uber Technologies, Inc., Series F, convertible preferred[3,5]	2,884,815	—	—	2,884,815	—	114,350
Stemcentrx, Inc., Series G, convertible preferred[3,5]	4,340,277	—	—	4,340,277	—	109,505
Finisar Corp.[1]	6,998,000	—	—	6,998,000	—	84,466
Acerta Pharma BV, Series B, convertible preferred[3,5]	3,043,477	—	—	3,043,477	—	32,811
BioMarin Pharmaceutical Inc.[1,6]	8,060,428	—	—	8,060,428	—	—
Hologic, Inc.[1,6]	15,219,195	—	1,942,559	13,276,636	—	—
First Quantum Minerals Ltd.[6]	34,450,000	—	—	34,450,000	—	—
Myriad Genetics, Inc.[1,6]	3,579,785	—	359,100	3,220,685	—	—
Sprouts Farmers Market, Inc.[1,6]	8,088,000	—	8,088,000	—	—	—
					$9,327	$6,504,435

[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $10,319,387,000, which represented 7.01% of the net assets of the fund. This amount includes $9,157,989,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,587,490,000, which represented 1.08% of the net assets of the fund.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[6]	Unaffiliated issuer at 11/30/2015.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Cloudera, Inc.	6/29/2015-8/27/2015	$174,989	$156,674.11%
Uber Technologies, Inc., Series F, convertible preferred	5/22/2015	114,350	114,350.08
Stemcentrx, Inc., Series G, convertible preferred	8/14/2015	100,000	109,505.07
Acerta Pharma BV, Series B, convertible preferred	5/7/2015	35,000	32,811.02
Broadview Networks Holdings, Inc., Series A1, warrants, expire 2020	7/7/2000-3/6/2002	11,176	-	.00
Broadview Networks Holdings, Inc., Series A2, warrants, expire 2020	7/7/2000-3/6/2002	3,626	-	.00
Total private placement securities		$ 439,141	$ 413,340.28%
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
The Growth Fund of America — Page 9 of 12

unaudited
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. As of November 30, 2015, the fund did not have any open forward currency contracts. The average month-end notional amount of open forward currency contracts while held was $74,168,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The Growth Fund of America — Page 10 of 12

unaudited
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of November 30, 2015 (dollars in thousands):
	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$30,258,714	$3,459,412	$156,674	$33,874,800
Consumer discretionary	27,059,214	1,345,871	—	28,405,085
Health care	24,020,108	685,554	—	24,705,662
Financials	10,707,140	1,506,968	—	12,214,108
Industrials	9,656,094	297,867	—	9,953,961
Energy	7,627,919	312,243	—	7,940,162
Consumer staples	6,625,084	1,136,133	—	7,761,217
Materials	1,672,687	486,167	—	2,158,854
Telecommunication services	471,313	89,558	—	560,871
Utilities	44,350	—	—	44,350
Miscellaneous	6,750,712	586,274	—	7,336,986
Preferred securities	1,126	—	—	1,126
Rights & warrants	71,817	—	—	71,817
Convertible stocks	—	—	256,666	256,666
Short-term securities	—	11,679,683	—	11,679,683
Total	$124,966,278	$21,585,730	$413,340	$146,965,348
*	Securities with a value of $9,157,989,000, which represented 6.22% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$58,535,023
Gross unrealized depreciation on investment securities	(3,475,085)
Net unrealized appreciation on investment securities	55,059,938
Cost of investment securities	91,905,410
The Growth Fund of America — Page 11 of 12

unaudited
Key to abbreviations
ADR = American Depositary Receipts
GDR = Global Depositary Receipts
CAD = Canadian dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-005-0116O-S49176	The Growth Fund of America — Page 12 of 12

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GROWTH FUND OF AMERICA

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: January 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: January 28, 2016

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: January 28, 2016